Fair Value Measurements - Summary of Terms of Swap Transaction and Respective Fair Value Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Fair value	$ (646)	$ 0
Swap Transaction [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Effective date	Jan. 27, 2025
Termination date	Mar. 26, 2029
Notional amount on effective date	$ 87,860
Fixed rate	4.12%
Fair value	$ (646)
Swap Transaction [Member] | Cash Flow Hedging [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair value	$ (2,261)